Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (251,038)	$ (9,145)	$ (19,535)	$ (66,145)
(Loss)/gain from discontinued operations, net of tax	(1,022)	28,449	28,185	(6,160)
Loss from continuing operations	(250,016)	(37,594)	(47,720)	(59,985)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization expense	9,804	6,448	9,803	6,897
Loss/(gain) on debt extinguishment	75	(284)	(284)	3,267
Bad debt expense	4	0
Loss on debt extinguishment				3,054
Stock-based compensation expense	29,265	1,692	1,982	3,345
Loss on issuance of Bridge Notes	99,669	0
Issuance costs for derivative liabilities and debt carried at fair value	48,009	0
Amortization of debt discount and issuance costs	1,311	955	1,137	1,811
Realized gain on promissory notes				(4,113)
(Gain)/loss on equity method investment	(793)	878	953	1,241
Loss on disposal of property and equipment	24	0		6
Loss on derivatives	11,162	418	558	(541)
Satellite impairment loss	18,407	0	0	6,606
Changes in operating assets and liabilities:
Accounts receivable	(2,010)	481	1,425	(64)
Contract assets	1,487	(1,898)	(3,796)	(658)
Prepaid expenses, and other current assets	(4,428)	(137)	400	(1,982)
Other assets	(423)	(806)	(1,024)
Accounts payable and accrued liabilities	(15)	275	2,483	3,356
Other current liabilities	(2,195)	191	(340)	(363)
Contract liabilities - current and long-term	(1,960)	7,932	9,019	6,573
Liability for estimated contract losses	1,385	6,344	6,252
Other long-term liabilities	2,496	2,595	3,852	1,699
Cash flows used in operating activities - continuing operations	(38,742)	(12,510)	(15,300)	(33,118)
Cash flows used in operating activities - discontinued operations	0	(14,894)	(16,374)	6,808
Net cash used in operating activities	(38,742)	(27,404)	(31,674)	(26,310)
Cash Flows from Investing Activities:
Purchase of property and equipment	(532)	(157)	(281)	(481)
Satellite procurement work in process	(48,951)	(18,092)	(18,096)	(33,208)
Purchase of domain name	(7)	0
Cash flows used in investing activities - continuing operations	(49,490)	(18,249)	(18,377)	(33,689)
Cash flows provided by investing activities - discontinued operations	0	8,410	8,607	(266)
Net cash used in investing activities	(49,490)	(9,839)	(9,770)	(33,955)
Cash Flows from Financing Activities:
Proceeds from recapitalization transaction, net of payment of equity issuance costs	245,222	0
Payments of transaction costs related to sponsor earn-out shares	(291)	0
Proceeds from Issuance of Debt	58,573	3,600
Proceeds from options exercised	100	30	30	121
Proceeds from warrants exercised	163	0
Capital lease payments	0	(21)	(39)	(311)
Debt payments	(22,198)	0
Payments for debt issuance costs	(6,238)	(108)
Principal payments on debt				(14,000)
Payment for debt and equity issuance costs			(108)	(3,611)
Withholding tax payment on vesting of restricted stock awards and options exercised			(39)
Proceeds from borrowings			3,600	107,640
Cash flows provided by financing activities - continuing operations	275,331	3,501	3,444	89,839
Cash flows (used in) financing activities - discontinued operations	0	0		(133)
Net cash provided by financing activities	275,331	3,501	3,444	89,706
Net Change in Cash	187,099	(33,742)	(38,000)	29,441
Cash, cash equivalents, and restricted cash – beginning of year	10,573	37,190	37,190	17,577
Cash reclassified to assets held for sale at beginning of period	0	11,383	11,383	1,555
Cash reclassified to assets held for sale at the end of period				(11,383)
Total cash, cash equivalents, and restricted cash	197,672	14,831	10,573	37,190
Supplemental Cash Flow Elements:
Cash and cash equivalents	194,942	9,356	5,098	31,715
Restricted cash	2,730	5,475	5,475	5,475
Total cash, cash equivalents, and restricted cash	197,672	14,831	10,573	37,190
Supplemental disclosures of cash flows information:
Cash paid for interest	398	954	1,113	1,678
Supplemental disclosures of non-cash financing and investing information:
Property and equipment additions accrued but not paid	1,184	4,496	5,397	5,292
Equity costs accrued but not paid	388	0
Capitalized Interest	735	1,086
Issuance of common stock due to bridge financing and rights offering, net of issuance cost	106,353	0
Issuance of Common Stock Warrants Due to Bridge Notes	18,800	0
Net exercise of common stock warrants	210	0
Conversion of Bridge Notes	77,097	0
Net exercise of Bridge Note warrants	38,329	0
Contingent liability for working capital adjustment to M&Y Space Co. Ltd	1,022	0
Issuance of preferred stock in the sale of Spaceflight, Inc.			3,247
Application of Secured Loan against a share purchase agreement purchase price	0	26,182	26,182
Conversion of debt to equity				36,236
Increase of debt principal for paid-in-kind interest			2,791
Equipment acquired under capital lease	0	22	$ 9	$ 111
Common Stock warrants
Supplemental disclosures of non-cash financing and investing information:
Net exercise of common stock warrants in connection with merger	1,324	0
Preferred Stock [Member]
Supplemental disclosures of non-cash financing and investing information:
Issuance of preferred stock in the sale of Spaceflight, Inc.	$ 0	$ 3,247